Noncontrolling Interests	3 Months Ended
Mar. 31, 2020
Noncontrolling Interest [Abstract]
Noncontrolling Interests

10. Noncontrolling Interests

Redeemable Noncontrolling Interests in the Subsidiary Operating Partnerships

In connection with the Formation Transaction, the Contribution Group contributed assets to SPEs owned by subsidiary partnerships of the Company in exchange for limited partnership interests in subsidiary partnerships of the OP (the “Sub OPs”). Interests in the Sub OPs are represented by “Sub OP Units”. Net income (loss) is allocated to holders of Sub OP Units based upon net income (loss) attributable to common stockholders and the weighted-average number of Sub OP Units outstanding to total common shares plus Sub OP Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to Sub OP Units in accordance with the terms of the partnership agreement of the Sub OPs. Each time the Sub OPs distribute cash, limited partners of the Sub OPs receive their pro-rata share of the distribution. Redeemable noncontrolling interests in the Sub OPs have a redemption feature and are marked to their redemption value if such value exceeds the carrying value of the redeemable noncontrolling interests in the Sub OPs.

In connection with the issuance of Sub OP Units to the Contribution Group on February 11, 2020, the Sub OPs and the OP amended the partnership agreements of the Sub OPs (the “Sub OP Amendments”). Pursuant to the Sub OP Amendments, limited partners holding Sub OP Units have the right to cause the Sub OP to redeem their units at a redemption price equal to and in the form of the Cash Amount (as defined in the partnership agreement of the Sub OPs), provided that such OP Units have been outstanding for at least one year.

The OP is the general partner of the Sub OPs and may, in its sole discretion, purchase the Sub OP Units by paying to the Sub OP Unit holder either the Cash Amount or the OP Unit Amount (one OP Unit for each Sub OP Unit, subject to adjustment), as defined in the partnership agreement of the Sub OP. Notwithstanding the foregoing, a limited partner will not be entitled to exercise its redemption right to the extent the issuance of the OP Units to the redeeming limited partner would (1) be prohibited, as determined in the OP’s sole discretion, or (2) cause the acquisition of OP Units by such redeeming limited partner to be “integrated” with any other distribution of OP Units for purposes of complying with the Securities Act.

Redeemable Noncontrolling Interests in the OP

Interests in the OP held by limited partners are represented by OP Units. As of March 31, 2020, the Company is the sole limited partner in the OP. Net income (loss) is allocated to holders of OP Units based upon net income (loss) attributable to common stockholders and the weighted-average number of OP Units outstanding to total common shares plus OP Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to OP Units in accordance with the terms of the partnership agreement of the OP. Each time the OP distributes cash to the Company, limited partners of the OP receive their pro-rata share of the distribution. Redeemable noncontrolling interests in the OP have a redemption feature and are marked to their redemption value if such value exceeds the carrying value of the redeemable noncontrolling interests in the OP.

In connection with the IPO on February 11, 2020, the Company and the OP GP amended the partnership agreement of the OP (the “OP Amendment”). Pursuant to the OP Amendment, limited partners holding OP Units have the right to cause the OP to redeem their units at a redemption price equal to and in the form of the Cash Amount (as defined in the partnership agreement of the OP), provided that such OP Units have been outstanding for at least one year. The Company may, in its sole discretion, purchase the OP Units by paying to the limited partner either the Cash Amount or the REIT Share Amount (one share of common stock of the Company for each OP Unit), as defined in the partnership agreement of the OP. Notwithstanding the foregoing, a limited partner will not be entitled to exercise its redemption right to the extent the issuance of the Company’s common stock to the redeeming limited partner would (1) be prohibited, as determined in the Company’s sole discretion, under the Company’s charter or (2) cause the acquisition of common stock by such redeeming limited partner to be “integrated” with any other distribution of the Company’s common stock for purposes of complying with the Securities Act. Accordingly, the Company records the OP Units held by noncontrolling limited partners outside of permanent equity and reports the OP Units at the greater of their carrying value or their redemption value using the Company’s stock price at each balance sheet date.

The OP, as the general partner and primary beneficiary of the Sub OPs, consolidates the Sub OPs.

The following table sets forth the redeemable noncontrolling interests in the OP (reflecting the OP’s consolidation of the Sub OPs) for the three months ended March 31, 2020 (in thousands):

Redeemable noncontrolling interests in the OP, December 31, 2019	$—

Net loss attributable to redeemable noncontrolling interests in the OP	(16,515)

Contributions from redeemable noncontrolling interests in the OP	251,929

Distributions to redeemable noncontrolling interests in the OP	(2,019)

Redeemable noncontrolling interests in the OP, March 31, 2020	$233,395